UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Strategic
Municipals, Inc.

SEMIANNUAL REPORT March 31, 2013

Dreyfus Strategic Municipals, Inc.

Protecting Your Privacy

Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.

  Information about your transactions with us, such as the purchase or sale of Fund shares.

  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC
PERSONAL INFORMATION WITH ANYONE, EXCEPT
AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Cash Flows
29	Statement of Changes in Net Assets
30	Financial Highlights
32	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management Agreement
49	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Municipals, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Strategic Municipals, Inc. covers the six-month period from October 1, 2012, through March 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher current yields amid historically low interest rates continued to be a major force in the solid performance of the municipal bond market over the reporting period. In addition, municipal bonds benefited from favorable supply-and-demand dynamics. Robust investor demand was met with a relatively meager supply of newly issued securities stemming from political pressure to reduce government spending and borrowing. The market also was buoyed by improvements in the fiscal condition of most states and many municipalities as tax revenues increased in a gradually recovering U.S. economy.

However, the pace of economic growth has remained sluggish compared to historical norms, helping to prevent new imbalances from developing even as monetary policymakers throughout the world maintain aggressively accommodative postures. Therefore, in our analysis, the economic expansion is likely to continue over the foreseeable future.As always, we encourage you to discuss our observations with your financial adviser, who can help you respond to the challenges and opportunities the financial markets provide.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2012, through March 31, 2013, as provided by Daniel Barton and Steven Harvey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2013, Dreyfus Strategic Municipals, Inc. achieved a total return of 2.30% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.294 per share, which reflects an annualized distribution rate of 6.39%.2

Despite rising long-term interest rates and bouts of heightened volatility, strong investor demand for a limited supply of securities helped municipal bonds produce positive absolute returns over the reporting period.

The Fund’s Investment Approach

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, portfolio construction focuses on income opportunities, through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity and early redemption features.When making new investments, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as escrowed, general obligation and revenue, based on their apparent relative values.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Encountered Heightened Volatility

The reporting period began in the midst of recovering investor sentiment when several macroeconomic concerns failed to materialize. Instead, investors responded positively to improved U.S. employment and housing market trends, and a new quantitative easing program from the European Central Bank. Although investor optimism faltered in November due to uncertainty surrounding automatic tax hikes and spending cuts scheduled for the start of 2013, last-minute legislation to address the scheduled tax increases helped alleviate these worries. Positive economic data offered further support to investor sentiment over the opening months of 2013. Consequently, investors turned away from traditional safe havens and toward riskier assets, such as lower rated and longer term municipal bonds.

Municipal bonds encountered heightened volatility late in 2012 when the fiscal cliff debate and seasonal pressures led to broad-based price declines, but the market recouped most of those losses over the first three months of 2013. Lower rated municipal bonds outperformed broader market averages, supported by robust demand from investors seeking competitive levels of after-tax income in a low interest rate environment.While the supply of newly issued bonds increased compared to the very low levels reached earlier in 2012, new issuance remained muted compared to historical norms. From a credit quality perspective, higher tax receipts and reduced spending have enabled many states to shore up their fiscal conditions and balance their budgets.

Credit Selection Strategy Drove Fund Performance

The fund’s relative performance was bolstered by overweighed exposure to municipal bonds rated below investment grade, including those backed by revenues from hospitals, industrial development projects, and the states’ settlement of litigation with U.S. tobacco companies. The Fund also benefited from its long duration position, which was magnified by leverage, and a tactical increase in exposure to the five-to 10 year part of the municipal curve over the latter half of the performance period.

Disappointments during the reporting period included higher quality essential services revenue bonds, particularly those issued on behalf of municipal water and sewer

facilities.The fund also suffered shortfalls among bonds issued by Puerto Rico, which are exempt from federal and most state income taxes. Puerto Rico bonds were undermined by concerns regarding the U.S. territory’s unfunded pension liabilities.

Maintaining a Cautious Approach

We have been encouraged by recently improved economic data, but we believe that the U.S. economy remains vulnerable to domestic fiscal uncertainty and potentially adverse international developments. In addition, while credit fundamentals are improving for most states, many localities continue to face fiscal pressures.Therefore, we have maintained our research-intensive credit selection process, which we believe can help us identify attractively valued opportunities among fundamentally sound issuers of municipal securities. For example, late in the reporting period, we found opportunities among general obligation bonds from Illinois. In our view, these are appropriate strategies in today’s still-uncertain economic climate.

April 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share.
Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until
November 30, 2013, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
2 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund	5

STATEMENT OF INVESTMENTS
March 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—148.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—.7%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	2,020,000		2,017,717
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	2,000,000		1,946,320
Alaska—1.9%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	12,190,000		10,890,912
Arizona—6.8%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power
Company Project)	4.50	3/1/30	4,000,000		4,145,720
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC,
FNMA and GNMA)	5.55	12/1/41	3,355,000		3,593,641
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River Project
Electric System Revenue)	5.00	1/1/38	17,210,000	[a,b]	19,445,407
Glendale Western Loop 101 Public
Facilities Corporation, Third Lien
Excise Tax Revenue (Prerefunded)	6.25	1/1/14	5,000,000	[c]	5,229,700
Phoenix Civic Improvement
Corporation, Senior Lien
Airport Revenue	5.00	7/1/19	2,250,000		2,699,347
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,410,000		3,353,223
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	500,000		559,370
California—18.4%
Alameda Corridor Transportation
Authority, Senior Lien Revenue	5.00	10/1/20	1,730,000		2,095,134

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Barclays Capital Municipal Trust
Receipts (Los Angeles
Department of Airports,
Senior Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	[a,b]	5,943,519
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		12,763,440
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		12,404,500
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		9,154,725
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.00	4/1/34	3,495,000		3,882,561
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	2,090,000		2,391,900
California Statewide Communities
Development Authority,
Revenue (Bentley School)	0.00	7/1/50	5,070,000	[d]	228,556
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,000,000		2,167,540
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,000,000		1,928,720
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.80	6/1/13	5,500,000	[c]	5,573,205
JPMorgan Chase Putters/Drivers
Trust (California Educational
Facilities Authority,
Revenue (University of
Southern California))	5.25	10/1/16	10,100,000	[a,b]	11,706,910

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Los Angeles Department of
Water and Power,
Water System Revenue	5.00	7/1/43	5,000,000	5,590,600
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000	7,343,187
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,000,000	2,437,280
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,883,675
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/23	1,000,000	1,111,860
Sonoma-Marin Area Rail Transit
District, Measure Q Sales
Tax Revenue	5.00	3/1/27	4,000,000	4,678,560
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000	6,615,552
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.88	1/1/29	3,500,000	4,176,305
Colorado—3.0%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000	2,023,780
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000	4,255,125
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	2/1/41	6,000,000	6,558,480

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	660,000		698,069
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000	[c]	2,226,880
The Plaza Metropolitan District
Number 1, Revenue	5.00	12/1/17	1,170,000		1,299,893
Delaware—.9%
Delaware Economic Development
Authority, Exempt Facility
Revenue (Indian River
Power LLC Project)	5.38	10/1/45	5,000,000		5,308,850
Florida—8.2%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	5,465,000		6,526,849
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,632,250
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/17	3,000,000		3,524,280
Greater Orlando Aviation
Authority, Airport
Facilities Revenue	6.25	10/1/20	8,000,000		9,945,360
Martin County
Industrial Development
Authority, IDR (Indiantown
Cogeneration, L.P. Project)	4.20	12/15/25	2,500,000		2,516,125
Miami-Dade County,
Subordinate Special
Obligation Revenue	5.00	10/1/35	3,500,000		3,842,790
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	6,000,000		7,605,360
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	6,500,000		7,264,790

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia—5.5%
Atlanta,
Airport General Revenue	5.00	1/1/26	5,000,000	5,637,550
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000	7,348,440
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	4,000,000	4,507,760
Brooks County Development
Authority, Senior Health
and Housing Facilities
Revenue (Presbyterian
Home, Quitman, Inc.)
(Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,642,091
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,300,000	2,554,909
Georgia Higher Education
Facilities Authority,
Revenue (USG Real Estate
Foundation I, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.63	6/15/38	6,000,000	6,841,380
Hawaii—.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.75	7/1/40	4,415,000	4,951,908
Idaho—.9%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	5,008,400
Illinois—4.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	5,000,000	5,795,300

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Chicago,
Sales Tax Revenue	5.25	1/1/38	3,500,000	3,965,465
Greater Chicago Metropolitan
Water Reclamation District, GO
Capital Improvement
Limited Tax Bonds	5.00	12/1/32	7,500,000	8,634,825
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	5,050,000	6,049,748
Indiana—2.8%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/32	2,110,000	2,232,675
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	5,000,000	5,307,550
Indiana Finance Authority,
Private Activity Bonds (Ohio
River Bridges East End
Crossing Project)	5.00	1/1/19	1,750,000	1,952,230
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000	1,469,314
Indianapolis Local Public
Improvement Bond Bank,
Revenue (Indianapolis
Airport Authority Project)
(Insured; AMBAC)	5.00	1/1/36	4,500,000	4,748,940
Iowa—.3%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000	1,987,560
Kansas—.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed Securities
Program) (Collateralized:
FNMA and GNMA)	5.70	12/1/35	1,035,000	1,084,421

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky—.5%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary’s HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	2,300,000	[c]	2,876,242
Louisiana—1.6%
Lakeshore Villages Master
Community Development
District, Special
Assessment Revenue	5.25	7/1/17	2,979,000	[e]	1,192,702
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000		7,914,200
Maine—.7%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	3,000,000		3,827,970
Maryland—.5%
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	6.50	6/1/13	3,000,000	[c]	3,033,300
Massachusetts—8.6%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities Authority,
Revenue (Massachusetts Institute
of Technology Issue))	5.00	7/1/38	13,110,000	[a,b]	14,946,187
JPMorgan Chase Putters/Drivers
Trust (Massachusetts,
Consolidated Loan)	5.00	4/1/19	8,600,000	[a,b]	10,160,556
JPMorgan Chase Putters/Drivers
Trust (Massachusetts
Development Finance
Agency, Revenue (Harvard
University Issue))	5.25	2/1/34	10,000,000	[a,b]	11,919,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/36	5,000,000		5,569,650
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,650,000		6,487,047
Michigan—8.9%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000		2,398,265
Detroit,
Sewage Disposal System
Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	7.00	7/1/27	2,500,000		3,043,475
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	5,700,000		7,019,721
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,000,000		3,207,960
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)
(Prerefunded)	5.00	5/1/13	3,930,000	[c]	3,947,371
Detroit Water and Sewerage
Department, Senior
Lien Sewage Disposal
System Revenue	5.25	7/1/39	2,000,000		2,163,560
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,930,000		3,125,695
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000		5,746,400
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	9,600,000		9,585,504

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	5,500,000	6,952,880
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	3,435,000	3,668,340
Minnesota—1.9%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	581,525	601,756
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	714,227	744,203
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	5,000,000	6,114,200
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.15	11/15/20	3,310,000	3,583,075
Mississippi—2.7%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	9,310,000	9,338,116
Mississippi Development Bank,
Special Obligation Revenue
(Magnolia Regional Health
Center Project)	6.50	10/1/31	5,000,000	6,068,850
Missouri—.4%
Missouri Development Finance
Board, Infrastructure Facilities
Revenue (Independence,
Crackerneck Creek Project)	5.00	3/1/28	2,000,000	2,041,620

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada—1.0%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000		5,583,100
New Jersey—4.9%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Prerefunded)	5.75	6/15/14	5,500,000	[c]	5,868,225
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	3,000,000		3,101,880
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	2,500,000		2,842,425
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.13	6/1/30	5,000,000		5,505,400
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,455,000		2,456,522
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,500,000		4,991,305
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	3,140,000	[c]	3,177,366
New Mexico—1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,757,540
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	6.15	7/1/35	515,000		545,303

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York—13.8%
Barclays Capital Municipal Trust
Receipts (New York City Municipal
Water Finance Authority, Water
and Sewer System General
Resolution Revenue)	5.00	6/15/39	20,000,000	[a,b]	22,557,200
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	[a,b]	6,131,650
JPMorgan Chase Putters/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	[a,b]	6,113,950
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/1/28	2,500,000		2,881,350
New York City,
GO	4.00	8/1/17	3,140,000		3,558,562
New York City Educational
Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,812,574
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000		6,162,100
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	10,000,000		11,314,400
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,625,000		6,277,500
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	2,500,000		2,766,850
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	3,000,000		3,092,280

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Port Authority of New York and
New Jersey, Special Project
Bonds (JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,342,680
Ohio—4.2%
Buckeye Tobacco Settlement
Financing Authority,
Tobacco Settlement
Asset-Backed Bonds	5.88	6/1/30	3,000,000		2,715,360
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	2,300,000		2,049,116
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,850,000		4,231,381
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO—Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000	[d]	2,109,518
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO—Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000	[d]	1,910,305
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	1,900,000		2,247,073
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	[b]	2,563,050
Toledo-Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	1,200,000		1,202,292

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	5,000,000		5,140,000
Oregon—.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue
(Pelton Round Butte Project)	6.38	11/1/33	3,300,000		3,791,238
Pennsylvania—2.1%
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/25	1,150,000		1,358,311
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	3,000,000	[a,b]	3,340,470
Pennsylvania Economic
Development Financing
Authority, Unemployment
Compensation Revenue	5.00	7/1/18	2,560,000		3,085,414
Philadelphia,
GO	6.50	8/1/41	3,550,000		4,263,337
Rhode Island—1.0%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,958,050
South Carolina—4.0%
Barclays Capital Municipal
Trust Receipts (Columbia,
Waterworks and Sewer
System Revenue)	5.00	2/1/40	10,000,000	[a,b]	11,310,900
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000		11,521,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee—3.4%
Barclays Capital Municipal Trust
Receipts (Rutherford County
Health and Educational Facilities
Board, Revenue (Ascension
Health Senior Credit Group))	5.00	11/15/40	10,000,000	[a,b]	11,088,800
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000		8,224,300
Texas—10.4%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,510,000	[a,b]	9,535,668
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	2,500,000		2,864,800
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	3,500,000		3,722,145
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		11,360,600
Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000		1,025,870
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	2,000,000	[c]	2,668,860
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		6,095,150

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	10,300,000		11,849,944
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000		6,221,765
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/31	3,175,000		3,730,276
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue (Collateralized:
FHLMC, FNMA and GNMA)	13.37	7/2/24	400,000	[f]	426,008
Utah—.6%
Intermountain Power Agency,
Subordinated Power
Supply Revenue	5.00	7/1/18	3,000,000		3,600,390
Vermont—.4%
Burlington,
Airport Revenue	3.50	7/1/18	2,130,000		2,129,404
Virginia—5.1%
Barclays Capital Municipal Trust
Receipts (Virginia Small
Business Financing Authority,
Health Care Facilities Revenue
(Sentara Healthcare))	5.00	11/1/40	10,000,000	[a,b]	10,977,300
Chesterfield County Economic
Development Authority,
Retirement Facilities First
Mortgage Revenue (Brandermill
Woods Project)	5.13	1/1/43	2,500,000		2,526,700
Virginia Commonwealth
Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/21	8,565,000		10,704,880
Virginia Commonwealth
Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/22	3,840,000		4,822,810

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington—4.7%
Barclays Capital Municipal Trust
Receipts (King County, Limited
Tax GO (Payable from
Sewer Revenues))	5.13	1/1/33	10,000,000	[a,b]	11,529,700
Barclays Capital Municipal Trust
Receipts (King County,
Sewer Revenue)	5.00	1/1/29	3,998,716	[a,b]	4,615,716
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000		7,120,587
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	3,000,000		3,355,170
West Virginia—.4%
The County Commission of Harrison
County, SWDR (Allegheny
Energy Supply Company, LLC
Harrison Station Project)	5.50	10/15/37	2,000,000		2,113,340
Wisconsin—1.1%
Public Finance Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	4,000,000		4,125,040
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	2,000,000		2,004,860
Wyoming—1.0%
Wyoming Municipal Power
Agency, Power Supply
System Revenue	5.50	1/1/33	2,360,000		2,678,506
Wyoming Municipal Power
Agency, Power Supply
System Revenue	5.38	1/1/42	2,750,000		3,104,475
U.S. Related—7.9%
Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000		2,212,400

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized; FHLMC)	5.75	9/1/31	965,000	1,036,680
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	2,000,000	2,122,980
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	4,660,000	4,272,568
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000	1,991,580
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000	1,642,168
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000	2,572,118
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/20	1,785,000	1,935,725
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000	2,400,100
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	5,840,000	5,381,385
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000	5,121,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,554,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000	11,828,630
Total Long-Term Municipal Investments
(cost $767,223,333)				849,118,753

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.7%	Rate (%)	Date	Amount ($)		Value ($)
California—.2%
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.12	4/1/13	1,000,000	[g]	1,000,000
New York—.5%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.14	4/1/13	1,500,000	[g]	1,500,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.15	4/1/13	400,000	[g]	400,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.15	4/1/13	700,000	[g]	700,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.15	4/1/13	500,000	[g]	500,000
Total Short-Term Municipal Investments
(cost $4,100,000)					4,100,000

Total Investments (cost $771,323,333)			149.5%		853,218,753
Liabilities, Less Cash and Receivables			(12.1%)		(68,901,517)
Preferred Stock, at redemption value			(37.4%)		(213,750,000)

Net Assets Applicable to Common Shareholders			100.0%		570,567,236

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2013, these securities were valued at $173,886,383 or 30.5% of net assets applicable to Common Shareholders.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Non-income producing security; interest payments in default.
f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at
March 31, 2013.
g Variable rate demand note—rate shown is the interest rate in effect at March 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	11.6
AA		Aa		AA	33.6
A		A		A	24.3
BBB		Baa		BBB	17.1
BB		Ba		BB	4.9
B		B		B	3.0
F1		MIG1/P1		SP1/A1	.3
Not Rated[h]		Not Rated[h]		Not Rated[h]	5.2
					100.0

† Based on total investments.
h Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	25

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	771,323,333	853,218,753
Interest receivable		12,923,507
Prepaid expenses		64,902
		866,207,162
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		457,834
Cash overdraft due to Custodian		2,622,483
Payable for floating rate notes issued—Note 3		74,886,216
Payable for investment securities purchased		3,593,190
Interest and expense payable related to
floating rate notes issued—Note 3		135,494
Commissions payable—Note 1		46,637
Dividends payable to Preferred Shareholders		7,383
Accrued expenses		140,689
		81,889,926
Auction Preferred Stock, Series M,T,W,Th and F, par value
$.001 per share (8,550 shares issued and outstanding at
$25,000 per share liquidation preference)—Note 1		213,750,000
Net Assets applicable to Common Shareholders ($)		570,567,236
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(61,849,399 shares issued and outstanding)		61,849
Paid-in capital		535,917,149
Accumulated undistributed investment income—net		6,406,196
Accumulated net realized gain (loss) on investments		(53,713,378)
Accumulated net unrealized appreciation
(depreciation) on investments		81,895,420
Net Assets applicable to Common Shareholders ($)		570,567,236
Shares Outstanding
(500 million shares authorized)		61,849,399
Net Asset Value, per share of Common Stock ($)		9.23

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	19,902,556
Expenses:
Management fee—Note 2(a)	2,959,779
Interest and expense related to floating rate notes issued—Note 3	263,309
Commission fees—Note 1	177,064
Professional fees	56,216
Shareholders’ reports	41,484
Shareholder servicing costs—Note 2(b)	40,656
Directors’ fees and expenses—Note 2(c)	38,230
Registration fees	36,860
Custodian fees—Note 2(b)	28,993
Miscellaneous	38,485
Total Expenses	3,681,076
Less—reduction in expenses due to undertaking—Note 2(a)	(394,286)
Net Expenses	3,286,790
Investment Income—Net	16,615,766
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	1,594,414
Net unrealized appreciation (depreciation) on investments	(4,772,725)
Net Realized and Unrealized Gain (Loss) on Investments	(3,178,311)
Dividends to Preferred Shareholders	(236,899)
Net Increase in Net Assets Resulting from Operations	13,200,556

See notes to financial statements.

The Fund	27

STATEMENT OF CASH FLOWS

March 31, 2013 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	21,187,694
Operating expenses paid	(2,971,366)
Dividends paid to Preferred Shareholders	(237,517)
Purchases of portfolio securities	(55,328,017)
Net sales of short-term portfolio securities	(300,000)
Proceeds from sales of portfolio securities	54,544,092
		16,894,886
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(16,542,244)
Interest and expense related to floating rate notes issued	(308,617)	(16,850,861)
Increase in cash		44,025
Cash overdraft at beginning of period		(2,666,508)
Cash overdraft at end of period		(2,622,483)
Reconciliation of Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Applicable to Common
Shareholders Resulting From Operations		13,200,556
Adjustments to reconcile net increase in net assets applicable to Common Shareholders resulting from operations to
net cash provided by operating activities ($):
Increase in investments in securities, at cost		(5,271,530)
Increase in payable for investment securities purchased		2,593,190
Decrease in interest receivable		250,413
Increase in commissions payable and accrued expenses		41,352
Increase in prepaid expenses		(19,222)
Increase in Due to The Dreyfus Corporation and affiliates		29,985
Decrease in dividends payable to Preferred Shareholders		(617)
Interest and expenses related to floating rate notes issued		263,309
Net unrealized depreciation on investments		4,772,725
Net amortization of premiums on investments		1,034,725
Net Cash Provided by Operating Activities		16,894,886
Supplemental disclosure of cash flow information ($):
Non-cash financing activities:
Reinvestment of dividends		1,611,858

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
Operations ($):
Investment income—net	16,615,766	35,770,548
Net realized gain (loss) on investments	1,594,414	5,194,298
Net unrealized appreciation
(depreciation) on investments	(4,772,725)	50,706,581
Dividends to Preferred Shareholders	(236,899)	(517,363)
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,200,556	91,154,064
Dividends to Common Shareholders from ($):
Investment income—net	(18,154,102)	(36,146,165)
Capital Stock Transactions ($):
Dividends reinvested	1,611,858	3,502,182
Total Increase (Decrease) in Net Assets	(3,341,688)	58,510,081
Net Assets ($):
Beginning of Period	573,908,924	515,398,843
End of Period	570,567,236	573,908,924
Undistributed investment income—net	6,406,196	8,181,431
Capital Share Transactions (Shares):
Increase in Shares Outstanding as
a Result of Dividends Reinvested	172,359	398,049

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements and, with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
	March 31, 2013		Year Ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	9.31	8.41	8.65	8.47	7.88	9.12
Investment Operations:
Investment income—net[a]	.27	.58	.60	.62	.67	.68
Net realized and unrealized
gain (loss) on investments	(.06)	.92	(.24)	.15	.48	(1.25)
Dividends to Preferred
Shareholders from
investment income—net	(.00)[b]	(.01)	(.01)	(.02)	(.06)	(.17)
Total from
Investment Operations	.21	1.49	.35	.75	1.09	(.74)
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.29)	(.59)	(.59)	(.57)	(.50)	(.50)
Net asset value, end of period	9.23	9.31	8.41	8.65	8.47	7.88
Market value, end of period	9.20	10.02	8.50	9.02	7.91	6.75
Total Return (%)[c]	5.26 [d]	25.98	1.32	22.13	26.05	(18.00)

Six Months Ended
March 31, 2013				Year Ended September 30,
(Unaudited)			2012	2011	2010	2009	2008
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock[e]	1.28	[f]	1.30	1.40	1.40	1.50	1.58
Ratio of net expenses
to average net assets
applicable to Common Stock[e]	1.14	[f]	1.16	1.26	1.24	1.34	1.42
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[e]	.09	[f]	.10	.10	.05	—	.17
Ratio of net investment income
to average net assets applicable
to Common Stock[e]	5.76	[f]	6.59	7.51	7.43	9.09	7.79
Ratio of total expenses to
total average net assets	.93	[f]	.94	.96	.92	.92	1.03
Ratio of net expenses to
total average net assets	.83	[f]	.84	.86	.82	.82	.92
Ratio of interest and expense
related to floating rate notes
issued to total average net assets .06[f]			.07	.07	.03	—	.11
Ratio of net investment income
to total average net assets	4.21	[f]	4.73	5.18	4.89	5.57	5.07
Portfolio Turnover Rate	7.07	[d]	19.16	17.81	24.41	28.72	48.60
Asset coverage of Preferred Stock,
end of period	367		368	341	324	281	268
Net Assets,
net of Preferred Stock,
end of period ($ x 1,000)	570,567		573,909	515,399	528,607	514,786	478,586
Preferred Stock outstanding,
end of period ($ x 1,000)	213,750		213,750	213,750	235,750	285,000	285,000

a	Based on average common shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Calculated based on market value.
d	Not annualized.
e	Does not reflect the effect of dividends to Preferred Shareholders.
f	Annualized.

See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol LEO.

The fund has outstanding 1,710 shares of Series M, Series T, Series W, Series TH and Series F for a total of 8,550 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions.The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to Common Shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

On February 11, 2013, the fund’s Board of Directors (the “Board”) authorized the fund to redeem up to an additional 25% of the original amount of the fund’s outstanding APS, subject to market, regulatory and other conditions and factors, over a period of up to approximately twelve months.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and

general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	853,218,753	—	853,218,753
Liabilities ($)
Floating Rate Notes†	—	(74,886,216)	—	(74,886,216)

†	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders of Common Stock (“Common Shareholders(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) in additional shares of the fund at the lower of the prevailing market price or net asset value (but not less than 95% of market value at the time of valuation) unless such Common Shareholder elects to receive cash as provided below. If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price or if a cash dividend only is declared, Computershare Shareowner Services LLC (“Computershare”), the fund’s transfer agent, will buy fund shares in the open market. Computershare is not affiliated with the Manager.

On March 27, 2013, the Board declared a cash dividend of $.049 per share from investment income-net, payable on April 30, 2013 to Common Shareholders of record as of the close of business on April 12, 2013.

(d) Dividends to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of March 31, 2013, for each Series of APS were as follows: Series M-0.197%, Series T-0.197%, Series W-0.197%, Series TH-0.197% and Series F-0.197%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2013 for each Series of APS were as follows: Series M-0.22%, Series T-0.22%, Series W-0.22%, Series TH-0.22% and Series F-0.22%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $55,684,767 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2012. If not applied, $264,789 of the carryover expires in fiscal year 2016, $9,875,465 expires in fiscal year 2017, $32,540,019 expires in fiscal year 2018 and $6,369,224 expires in fiscal year 2019. The fund has $2,783,034 of post-enactment short-term capital losses and $3,852,236 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2012 was as follows: tax-exempt income $36,538,290 and ordinary income $125,238.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager (the “Agreement”), the management fee is computed at the annual rate of .75% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly.The Agreement provides for an expense reimbursement from the Manager should the fund’s aggregate expenses (excluding taxes, interest on borrowings, brokerage fees and extraordinary expenses) in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1 1 / 2 % of the next $20 million and 1% of the excess over $30 million of the average weekly value of the fund’s net assets. The Manager has currently undertaken from October 1, 2012 through November 30, 2013, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $394,286 during the period ended March 31, 2013.

(b) The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of the Manager, under a custody agreement for providing custodial services to the fund. During the period ended March 31, 2013, the fund was charged $28,993 pursuant to the custody agreement.

During the period ended March 31, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $500,111, custodian fees $18,454 and Chief Compliance Officer fees $5,972, which are offset against an expense reimbursement currently in effect in the amount of $66,703.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2013, amounted to $57,921,207 and $54,544,092, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2013 was approximately $74,886,200, with a related weighted average annualized interest rate of .71%.

At March 31, 2013, accumulated net unrealized appreciation on investments was $81,895,420, consisting of $85,060,782 gross unrealized appreciation and $3,165,362 gross unrealized depreciation.

At March 31, 2013, the cost of investments for federal income tax purposes substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance, on both a net asset value basis and a market price basis, was variously above and below the Performance Group and Performance Universe medians for the various periods, but above the Performance Group and Performance Universe medians for the one-, two- and three-year periods.The Board also noted that the fund’s yield performance, on both a net asset value basis and a market price basis, was above the Performance Group and Performance Universe medians for each of the one-year periods ended September 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board received a presentation from the fund’s portfolio managers, who described the fundamental and technical conditions at work in the municipal bond market, the level of volatility in the market, and the managers’ ongoing focus on mitigating downside risk in the fund’s portfolio.The portfolio managers, who became portfolio managers of the fund in 2011 and 2012, also discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied in overseeing the fund and the fund’s current structure to defend against volatility and otherwise defensively position the fund’s credit posture. The portfolio managers also explained the fund’s performance relative to its duration and credit structure and the degree to which it impacts maximizing yield performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee with respect to common assets was above the Expense Group median, and the fund’s actual management fee with respect to both common assets and common and leveraged assets was above the Expense Group and Expense Universe medians.The fund’s total expenses with respect to common assets were at the Expense Group median and below the Expense Universe median, and the fund’s total expenses with respect to common and leveraged assets were above the Expense Group median and below the Expense Universe median. A Dreyfus representative noted that the undertaking by Dreyfus to waive receipt of .10% of the fund’s investment advisory fee would be extended through May 31, 2013.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differ-

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

ences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement for the ensuing year was in the best interests of the fund and its shareholders.

The Fund	47

NOTES

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipals, Inc.

200 Park Avenue
New York, NY 10166

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund	49

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 17, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)